condensed interim consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES
Net income	$ 498	$ 344	$ 902	$ 677
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	831	793	1,673	1,582
Deferred income taxes	(5)	(24)	(6)	(21)
Share-based compensation expense, net	42	52	68	87
Net employee defined benefit plans expense	25	30	52	56
Employer contributions to employee defined benefit plans	(8)	(12)	(25)	(28)
Non-current contract assets	11	6	40	21
Non-current unbilled customer finance receivables	113	(44)	31	(67)
Loss from equity accounted investments	3	2	7	6
Other	(148)	(26)	(155)	(43)
Net change in non-cash operating working capital	(112)	123	(202)	(87)
Cash provided by operating activities	1,250	1,244	2,385	2,183
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(1,016)	(771)	(2,029)	(1,521)
Cash payments for spectrum licences		(21)		(272)
Cash payments for acquisitions, net	(142)	(13)	(269)	(150)
Advances to, and investment in, real estate joint ventures and associates	(2)	(2)	(2)	(17)
Real estate joint venture receipts	1	1	2	2
Proceeds on disposition	7	1	12	1
Investment in portfolio investments and other	(286)	(55)	(351)	(56)
Cash used by investing activities	(1,438)	(860)	(2,637)	(2,013)
FINANCING ACTIVITIES
Common Shares issued				1,300
Dividends paid to holders of Common Shares	(290)	(251)	(583)	(502)
Issue (repayment) of short-term borrowings, net	171		165
Long-term debt issued	1,770	1,250	4,057	2,225
Redemptions and repayment of long-term debt	(1,770)	(1,090)	(3,629)	(2,626)
Shares of subsidiary issued and sold to (purchased from) non-controlling interests, net	(85)		(85)	827
Other		(13)	(14)	(59)
Cash provided (used) by financing activities	(204)	(104)	(89)	1,165
CASH POSITION
Increase (decrease) in cash and temporary investments, net	(392)	280	(341)	1,335
Cash and temporary investments, net, beginning of period	774	1,903	723	848
Cash and temporary investments, net, end of period	382	2,183	382	2,183
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(195)	(173)	(375)	(372)
Interest received		1	1	3
Income taxes paid, net
In respect of comprehensive income	(130)	(133)	(238)	(315)
In respect of business acquisitions				(38)
Income taxes paid, net	$ (130)	$ (133)	$ (238)	$ (353)